Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities

Other financial liabilities comprise the following at December 31:

	2020			2019
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	29,094	34,802	63,896	33,557	23,382	56,939
Derivative financial instruments	—	—	—	9,600	—	9,600
Total	29,094	34,802	63,896	43,157	23,382	66,539

Schedule of Derivative financial instruments

	2020	2019
	US$'000	US$'000
Derivatives designated as hedging instruments
Cross currency swap	—	7,481

Derivatives not designated as hedging instruments
Cross currency swap	—	2,119
	—	9,600